UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     February 15, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $235,865 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS            COM                 25816109      3285    92050 SH       SOLE                        0        0    92050
AMERICAN INT'L GROUP        COM                 26874107      5204    65538 SH       SOLE                        0        0    65538
AOL TIME WARNER             COM                 00184A105     3100    96568 SH       SOLE                        0        0    96568
AT&T CANADA                 COM                 00207Q202     5114   169390 SH       SOLE                        0        0   169390
CANADIAN NAT'L RAILWAY      COM                 136375102    14473   299781 SH       SOLE                        0        0   299781
CANADIAN PACIFIC RAILWAY    COM                 13645T100     1622    83183 SH       SOLE                        0        0    83183
CP HOLDRS  F DEP RECEIPTS   COM                 12616K106     1242    31648 SH       SOLE                        0        0    31648
CP SHIPS LTD                COM                 22409V102      448    41226 SH       SOLE                        0        0    41226
EMERSON ELECTRIC            COM                 291011104     8396   147035 SH       SOLE                        0        0   147035
FAIRMONT HOTEL & RESORTS    COM                 305204109      993    41568 SH       SOLE                        0        0    41568
FANNIE MAE                  COM                 313586109     9772   122918 SH       SOLE                        0        0   122918
FIRST DATA CORP.            COM                 319963104    15640   199359 SH       SOLE                        0        0   199359
FORDING                     COM                 345426100      474    26540 SH       SOLE                        0        0    26540
FREDDIE MAC                 COM                 313400301     8050   123091 SH       SOLE                        0        0   123091
GANNETT                     COM                 364730101    10124   150590 SH       SOLE                        0        0   150590
GENERAL AMER 7.2% PREF.     PREF                368802302      224     8635 SH       SOLE                        0        0     8635
GUIDANT                     COM                 401698105    12808   257195 SH       SOLE                        0        0   257195
INT'L BUSINESS MACHINES     COM                 459200101    13238   109441 SH       SOLE                        0        0   109441
JOHNSON CONTROLS            COM                 478366107     2641    32705 SH       SOLE                        0        0    32705
K-MART CV PREF. T 7.75%     CV.PREF             489778208     3814   131505 SH       SOLE                        0        0   131505
LENNAR 0% CV LYON           CV. BOND            526057AA2      911  1365000 SH       SOLE                        0        0  1365000
LONGVIEW FIBRE              COM                 543213102      189    16043 SH       SOLE                        0        0    16043
MBNA                        COM                 55262L100      491    13940 SH       SOLE                        0        0    13940
MCDONALDS CORP              COM                 580135101     5251   198365 SH       SOLE                        0        0   198365
MERCK                       COM                 589331107     6545   111310 SH       SOLE                        0        0   111310
MERRILL LYNCH               COM                 590188108      314     6015 SH       SOLE                        0        0     6015
MERRILL LYNCH 0.25%06 LNK   EXCH. BOND          590188JV1       76    85000 SH       SOLE                        0        0    85000
MICROSOFT                   COM                 594918104     2182    32940 SH       SOLE                        0        0    32940
MORGAN STNL/DN WITTER       COM                 617446448     3440    61497 SH       SOLE                        0        0    61497
NABORS INDUSTRIES           COM                 629568106     9307   271095 SH       SOLE                        0        0   271095
NEW PLAN EXCEL REALTY       COM                 648059103     4073   213830 SH       SOLE                        0        0   213830
PANCANANDIAN ENERGY         COM                 69831A107     2979   114596 SH       SOLE                        0        0   114596
PFIZER                      COM                 717081103     3277    82228 SH       SOLE                        0        0    82228
QUEBECOR WORLD              COM                 748203106     6141   272220 SH       SOLE                        0        0   272220
QWEST COMMUNICATIONS        COM                 749121109     5195   367640 SH       SOLE                        0        0   367640
RYLAND GROUP                COM                 783764103    23081   315314 SH       SOLE                        0        0   315314
STARBUCKS                   COM                 855244109      458    24035 SH       SOLE                        0        0    24035
TORCHMARK                   COM                 891027104     4252   108100 SH       SOLE                        0        0   108100
TRIBUNE 2%29 PHONES         CV.BOND             896047305     4036    46490 SH       SOLE                        0        0    46490
TRICON GL RESTAURANTS       COM                 895953107     2777    56441 SH       SOLE                        0        0    56441
V.F. CORPORATION            COM                 918204108    10114   259265 SH       SOLE                        0        0   259265
WAL-MART STORES             COM                 931142103     8640   150130 SH       SOLE                        0        0   150130
WASHINGTON MUTUAL           COM                 939322103    11474   350900 SH       SOLE                        0        0   350900